LEASES - Right of Use Lease Assets And Lease Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Assets
Right of use assets - Operating Leases	$ 0	$ 607	$ 120
Total lease assets		607	120
Current liabilities:
Lease liability, current - Operating Leases		271	47
Noncurrent liabilities:
Lease liability, non-current - Operating Leases		312	25
Total lease liabilities	$ 0	$ 583	$ 72